Leases - Right-out-use assets (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of maturity analysis of operating lease payments [line items]
Beginning of period	£ 5,154
Depreciation charge	1,747	£ 848	£ 439
End of period	14,794	5,154
Cost
Disclosure of maturity analysis of operating lease payments [line items]
Beginning of period	6,625	4,359
Additions	9,502	2,035
Acquired on acquisition		235
Lease modification	1,759
Disposals	(161)
Foreign currency translation	133	(4)
End of period	17,858	6,625	4,359
Accumulated Depreciation
Disclosure of maturity analysis of operating lease payments [line items]
Beginning of period	(1,471)	(624)
Disposals	(161)
Foreign currency translation	7	(1)
Depreciation charge		848
End of period	(3,064)	£ (1,471)	£ (624)
Accumulated Depreciation | R&D expenses
Disclosure of maturity analysis of operating lease payments [line items]
Depreciation charge	1,468
Accumulated Depreciation | G&A expenses
Disclosure of maturity analysis of operating lease payments [line items]
Depreciation charge	£ 279